Employee Cost - Summary of Employee Cost (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Employee Cost [Abstract]
Wages and salaries	$ 541,186	$ 453,452	$ 403,312
Other remunerations	73,031	61,527	50,709
Social benefits	64,934	54,003	44,967
Severance payments	13,132	4,464	6,479
Labor union fees	17,673	16,991	15,421
Taxes on employee benefits	9,383	7,832	6,483
PTU	7,804	10,128	10,337
Retirement employee benefits	7,465	16,688	14,598
Others	39,022	38,275	32,254
Total employee cost	$ 773,630	$ 663,360	$ 584,560